Income Taxes - Summary of Significant Components of Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforward	$ 75,129	$ 38,529
Research and development credit carryforward	6,002	2,454
Stock-based compensation	599	52
Property and equipment	4,177	367
Intangibles	440	855
Other accruals	2,284	1,073
Gross deferred tax assets	88,631	43,330
Less: Valuation allowance	(74,558)	(43,330)
Net deferred tax assets	14,072	0
Deferred tax liabilities
Intangibles	(14,072)
Foreign property and equipment and intangibles	(835)	(338)
Gross deferred tax liabilities	(14,907)	(338)
Net deferred tax liabilities	$ (835)	$ (338)